Income taxes - Schedule of deferred tax assets (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Tax loss carried forward	¥ 862,624,971	¥ 1,003,286,365
Deductible temporary differences	162,018,885	37,326,947
Tax basis difference upon the restructuring in 2016	33,903,815	44,899,742
Allowance for credit loss	5,467,891	6,711,512
Total deferred tax assets	1,064,015,562	1,092,224,566
Less: valuation allowance	(1,064,015,562)	(1,092,224,566)	¥ (706,478,606)	¥ (795,745,498)
Net deferred tax assets	¥ 0	¥ 0